Condensed Statements of Changes in Shareholders’ Equity (Deficit) (Unaudited) (Parentheticals)	4 Months Ended
Dec. 31, 2020 USD ($)
Statement of Stockholders' Equity [Abstract]
Sale of private placement units	$ 479,000
Sale of representative shares	$ 75,000